RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2021	2020
Plan assets	$934	$833
Less accrued benefit obligation	(1,126)	(1,164)
Accrued benefit liability (1)	$(192)	$(331)
(1)Primarily presented within Other liabilities’ of the consolidated statements of financial position. Refer to Note 17, Accounts Payable and Other for further details